Cover	Dec. 15, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The sole purpose of this Current Report on Form 8-K/A (this “Amendment”) is to update Item 5.07 of the Original Form 8-K to disclose the decision of the Company’s Board of Directors (the “Board”) on how frequently the Company will conduct future nonbinding shareholder advisory votes on the compensation of the Company’s named executive officers. Except as described above, all of the other information in the Original Form 8-K remains unchanged.
Document Period End Date	Dec. 15, 2022
Entity File Number	000-55710
Entity Registrant Name	NioCorp Developments Ltd.
Entity Central Index Key	0001512228
Entity Tax Identification Number	98-1262185
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	7000 South Yosemite Street
Entity Address, Address Line Two	Suite 115
Entity Address, City or Town	Centennial
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	720
Local Phone Number	639-4647
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false